Principal Funds, Inc.
Supplement dated June 17, 2016
to the Statutory Prospectus dated March 29, 2016
(as supplemented on May 31, 2016)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PFI Prospectus [Member] | Diversified Real Asset Fund [Member]
DIVERSIFIED REAL ASSET FUND
In the Performance section, delete the second paragraph under the Average Annual Total Returns table and replace with the following:
Average Annual Total Returns - PFI Prospectus [Member] - Diversified Real Asset Fund [Member]	Label	1 Year	Since Inception
Barclays US Treasury TIPS Index [Member]	Barclays U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	3.64%	4.06%
S&P Global Infrastructure Index	S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)	12.12%	8.43%
S&P Global Natural Resources Index	S&P Global Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	(10.18%)	(1.67%)
Bloomberg Commodity Index	Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)	(17.01%)	(4.85%)
FTSE EPRA/NAREIT Developed Index [Member]	FTSE EPRA/NAREIT Developed Markets Index (reflects no deduction for fees, expenses, or taxes)	15.02%	11.01%
Diversified Real Asset Blended Index	Diversified Real Asset Blended Index (reflects no deduction for fees, expenses, or taxes)	0.22%	3.43%
Diversified Real Asset Fund, R-3	Class R-3 Return Before Taxes	1.98%	6.04%
Diversified Real Asset Fund, R-3 | After Taxes on Distributions	Class R-3 Return After Taxes on Distributions	1.14%	5.31%
Diversified Real Asset Fund, R-3 | After Taxes on Distributions and Sales	Class R-3 Return After Taxes on Distributions and Sale of Fund Shares	1.23%	4.56%
Diversified Real Asset Fund, R-4	Class R-4 Return Before Taxes	2.17%	6.24%
Diversified Real Asset Fund, R-5	Class R-5 Return Before Taxes	2.30%	6.37%

Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings of the Diversified Real Asset Blended Index are as follows: 35% Barclays U.S. Treasury TIPS Index, 20% S&P Global Infrastructure Index, 20% S&P Global Natural Resources Index, 15% Bloomberg Commodity Index, and 10% FTSE EPRA/NAREIT Developed Markets Index. The custom or blended index returns reflect the allocation described in the preceding sentence.

PFI Prospectus [Member] | Multi-Manager Equity Long/Short Fund
MULTI-MANAGER EQUITY LONG/SHORT FUND
On or about June 30, 2016, add the following paragraph to the Principal Investment Strategies section:
Systematic Quality/Value. A portion of the Fund’s assets is invested in long and short equity positions in large capitalization companies in the U.S., primarily in stocks within the S&P 500 Index. For this strategy, the sub-advisor seeks to purchase securities it believes to be undervalued and short positions it believes to be overvalued, based on the sub-advisor's analysis of the issuer’s financial reports and market valuation. The sub-advisor uses a systematic framework to create a diversified portfolio.

On or about June 30, 2016, under Principal Risks, delete the Leverage Risk and replace with the following:
Leverage Risk. Leverage created by borrowing or certain types of transactions or investment may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance. In particular, investing the proceeds of short sales may amplify leverage risk.